Investments in Joint Ventures and Associates - Schedule Profit (loss) Sharing in Joint Ventures and Associates (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Disclosure of Investments in Associates and Other [Line Items]
Profit (loss) sharing in joint ventures and associates, net	$ 1,527,012	$ 77,581	$ 360,440	$ 2,135,845
Sierrita Gas Pipeline LLC [member]
Disclosure of Investments in Associates and Other [Line Items]
Profit (loss) sharing in joint ventures and associates, net	124,209		129,401	105,825
Administracion Portuaria Integral de Dos Bocas, S.A. de C.V. [member]
Disclosure of Investments in Associates and Other [Line Items]
Profit (loss) sharing in joint ventures and associates, net	54,149		(75,195)
PMV Minera, S.A. de C.V. [member]
Disclosure of Investments in Associates and Other [Line Items]
Profit (loss) sharing in joint ventures and associates, net	6,863		6,253
Ductos el Peninsular, S.A.P.I de C. V. [member]
Disclosure of Investments in Associates and Other [Line Items]
Profit (loss) sharing in joint ventures and associates, net	(1,092)		74
Petroquimica Mexicana de Vinilo. S. A. de C. V. [member]
Disclosure of Investments in Associates and Other [Line Items]
Profit (loss) sharing in joint ventures and associates, net	352,816		(1,223,640)	(190,468)
Other-net [member]
Disclosure of Investments in Associates and Other [Line Items]
Profit (loss) sharing in joint ventures and associates, net	(13,502)		(296)	45,800
Deer Park Refining Limited [member]
Disclosure of Investments in Associates and Other [Line Items]
Profit (loss) sharing in joint ventures and associates, net	872,885		920,409	1,437,850
Frontera Brownsville, LLC. [member]
Disclosure of Investments in Associates and Other [Line Items]
Profit (loss) sharing in joint ventures and associates, net	59,973		66,798	57,769
Texas Frontera, LLC. [member]
Disclosure of Investments in Associates and Other [Line Items]
Profit (loss) sharing in joint ventures and associates, net	55,316		51,412	50,710
CH4 Energia S.A. de C.V.[member]
Disclosure of Investments in Associates and Other [Line Items]
Profit (loss) sharing in joint ventures and associates, net	$ 15,395		125,132
Ductos y Energticos del Norte, S.A. de C.V.[member]
Disclosure of Investments in Associates and Other [Line Items]
Profit (loss) sharing in joint ventures and associates, net			$ 360,092
Gasoductos de Chihuahua, S. de R. L. de C. V. [member]
Disclosure of Investments in Associates and Other [Line Items]
Profit (loss) sharing in joint ventures and associates, net				$ 638,126